Summary of Significant Accounting Principles (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			6 Months Ended	12 Months Ended
	Dec. 21, 2023	Apr. 06, 2022	Oct. 28, 2021	Aug. 31, 2021	May 21, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 06, 2024	Dec. 31, 2022	Apr. 26, 2022	May 31, 2021
Summary of Significant Accounting Principles [Line Items]
Reverse stock split shares (in Shares)		1
Original maturities							90 days
Allowance for expected credit losses (in Dollars)							$ 0					$ 0
Operating lease term							12 years
Percentage of weightage given to market approach			100.00%	100.00%	100.00%
Discount rate percentage			27.20%	32.00%	22.40%
Percentage of adjustments of risk reduction			5.00%	5.00%	2.00%
Percentage of weightage in discounted cash flow								100.00%	100.00%	100.00%
Price per share (in Dollars per share)											$ 1
Percentage of valuation allowance in deferred tax assets						100.00%
Minimum [Member]
Summary of Significant Accounting Principles [Line Items]
Reverse stock split ratio	one for two (1:2)
Maximum [Member]
Summary of Significant Accounting Principles [Line Items]
Reverse stock split ratio	one for fifty (1:50)
IPO [Member]
Summary of Significant Accounting Principles [Line Items]
Discount rate percentage							22.40%
Volatility rate							70.00%
Percentage of discount for lack of marketability in initial public offering							10.00%
Percentage of remaining discount for lack of marketability in private placement							30.00%
Price per share (in Dollars per share)													$ 50	$ 50